UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2015

Date of reporting period:  April 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments April 30, 2015 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 6.4%
Lowe's Companies	62,696	$4,317,247
Omnicom Group	139,325	10,555,262
		14,872,509
Consumer Staples # - 26.1%
CVS Caremark	97,528	9,683,555
JM Smucker	83,595	9,690,332
Lorillard	104,494	7,299,951
Philip Morris International	117,265	9,788,110
Procter & Gamble	92,883	7,385,127
Sysco	228,726	8,469,724
Wal-Mart Stores	112,621	8,790,069
		61,106,868
Energy - 9.2%
Chevron	46,442	5,157,849
Occidental Petroleum	105,655	8,462,965
Royal Dutch Shell - ADR	126,554	8,027,320
		21,648,134
Financials - 12.7%
Aflac	95,206	6,001,786
Cullen/Frost Bankers	73,146	5,335,269
Marsh & McLennan Companies	146,291	8,215,703
State Street	131,198	10,117,990
		29,670,748
Health Care - 23.4%
Abbott Laboratories	231,048	10,725,248
Amgen	51,666	8,158,578
Baxter International	63,857	4,389,530
Becton, Dickinson & Co.	49,925	7,032,935
Gilead Sciences	69,663	7,001,828
Johnson & Johnson	78,951	7,831,940
UnitedHealth Group	87,078	9,700,489
		54,840,548
Industrials - 10.6%
3M	52,247	8,170,908
Illinois Tool Works	109,138	10,213,134
W.W. Grainger	25,543	6,345,648
		24,729,690
Information Technology - 7.2%
Automatic Data Processing	81,273	6,870,819
Microchip Technology	211,310	10,069,978
		16,940,797
Total Common Stocks
(Cost $217,526,292)		223,809,294

SHORT-TERM INVESTMENT- 4.9%
Invesco Treasury Portfolio, Institutional Class, 0.01% ^
(Cost $11,404,616)	11,404,616	11,404,616

Total Investments - 100.5%
(Cost $228,930,908)		235,213,910
Other Assets and Liabilities, Net - (0.5)%		(1,164,650)
Total Net Assets - 100.0%		$234,049,260

#
As of April 30, 2015, the Fund had a significant portion of its assets invested in this sector.  The Consumer Staples sector may be more greatly impacted by changes in domesic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand.

^	Variable Rate Security - The rate shown is the current yield as of April 30, 2015.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$223,809,294	$–	$–	$223,809,294
Short-Term Investment	11,404,616	–	–	11,404,616
Total Investments	$235,213,910	$–	$–	$235,213,910

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows*:

Coho Relative Value Equity Fund

Cost of investments	$228,930,908

Gross unrealized appreciation	10,940,593
Gross unrealized depreciation	(4,657,591)
Net unrealized appreciation	$6,283,002

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   June 24, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date   June 24, 2015